Income Tax - Schedule of Movements of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax [Abstract]
Balance at beginning	$ 199,508	$ 7,916
Allowance made during the year	407,204	195,252
Foreign exchange difference	18,653	(3,660)
Balance at ending	$ 625,365	$ 199,508